SEGMENT INFORMATION	9 Months Ended
Sep. 30, 2025
ALTANINE, INC. [Member]
Segment Reporting Information [Line Items]
SEGMENT INFORMATION

Note 4: Segment information

Operating segments are defined as components of an entity for which discrete financial information is available that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance.

The Company’s Chief Executive Officer is determined to be the CODM. As of September 30, 2025, and December 31, 2024, the Company operates in a single operating segment and has one reportable segment under Accounting Standards Codification “ASC” 280, Segment Reporting.

The CODM regularly reviews the financial information of the Company at a consolidated level in deciding how to allocate resources and in assessing performance. Consolidated net loss is our segment’s primary measure of loss. The measure of segment assets is reported on the consolidated balance sheets as total consolidated assets. The single segment constitutes all the consolidated entity, and the accompanying consolidated financial statements and the notes to the accompanying consolidated financial statements are representative of such amounts.